Other Accounts Payable (Details) - Schedule of Advances Received from Customers Mainly Correspond to the Engineering and Construction and Real Estate Segments - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Schedule of Advances Received from Customers Mainly Correspond to the Engineering and Construction and Real Estate Segments [Line Items]
Advances received		S/ 241,469	S/ 365,730
Cumbra Peru S.A. [Member]
Schedule of Advances Received from Customers Mainly Correspond to the Engineering and Construction and Real Estate Segments [Line Items]
Project	[1]	Jorge Chavez Airport (i)
Advances received		S/ 93,792	88,114
Viva Negocio Inmobiliario S.A.C. [Member]
Schedule of Advances Received from Customers Mainly Correspond to the Engineering and Construction and Real Estate Segments [Line Items]
Project	[2]	Real estate projects (ii)
Advances received	[3]	S/ 73,626	85,741
Cumbra Peru S.A. [Member]
Schedule of Advances Received from Customers Mainly Correspond to the Engineering and Construction and Real Estate Segments [Line Items]
Project	[3]	San Gabriel - Buenaventura Project (iii)
Advances received		S/ 35,923	33,206
Cumbra Peru S.A. [Member]
Schedule of Advances Received from Customers Mainly Correspond to the Engineering and Construction and Real Estate Segments [Line Items]
Project	[4]	Parque Arauco La Molina shopping center (iv)
Advances received	[4]	S/ 21,448
Proyecto Especial de Infraestructura de Transporte Nacional [Member]
Schedule of Advances Received from Customers Mainly Correspond to the Engineering and Construction and Real Estate Segments [Line Items]
Project		Infrastructure projects
Advances received		S/ 12,454	33,879
Vial y Vives - DSD S.A. [Member]
Schedule of Advances Received from Customers Mainly Correspond to the Engineering and Construction and Real Estate Segments [Line Items]
Project	[5]	Minera Spence (v)
Advances received		S/ 2,483	12,536
Cumbra Ingenieria S.A. [Member]
Schedule of Advances Received from Customers Mainly Correspond to the Engineering and Construction and Real Estate Segments [Line Items]
Project		Mina Gold Fields La Cima S.A. Project
Advances received		S/ 769	1,986
Vial y Vives - DSD S.A. [Member]
Schedule of Advances Received from Customers Mainly Correspond to the Engineering and Construction and Real Estate Segments [Line Items]
Project		Refineria ENAP
Advances received		S/ 297	9,472
Vial y Vives - DSD S.A. [Member]
Schedule of Advances Received from Customers Mainly Correspond to the Engineering and Construction and Real Estate Segments [Line Items]
Project	[6]	Quebrada Blanca Project (vi)
Advances received			91,107
Cumbra Peru S.A. [Member]
Schedule of Advances Received from Customers Mainly Correspond to the Engineering and Construction and Real Estate Segments [Line Items]
Project		Concentrator Plant and Quellaveco Tunnel
Advances received			5,984
Other [Member]
Schedule of Advances Received from Customers Mainly Correspond to the Engineering and Construction and Real Estate Segments [Line Items]
Advances received		677	3,705
Current portion [Member]
Schedule of Advances Received from Customers Mainly Correspond to the Engineering and Construction and Real Estate Segments [Line Items]
Advances received		241,308	350,194
Non-current portion [Member]
Schedule of Advances Received from Customers Mainly Correspond to the Engineering and Construction and Real Estate Segments [Line Items]
Advances received		S/ 161	S/ 15,536

[1]	The increase in 2023 is due to the advance received in Consorcio Intipunku for the construction of the Jorge Chavez airport terminal, as of December 31, 2023, the balance of the advance amounts to S/ 93.7 million (S/ 88.1 million in 2022).
[2]	Customer advances on real estate projects correspond to the sale of real estate. As of December 31, 2023 they correspond to the following real estate projects: a) Parques de Comas S/ 64.5 million, b) Parques de Huancayo S/ 2.6 million, c) Parques de Carabayllo S/ 4.7 million, d) Parques del Callao S/ 1.4 million, e) other minor S/ 0.4 million (S/ 74.8 million, S/ 3.6 million, S/ 5.2 million, S/ 1.5 million, S/ 0.6 million, as of December 31, 2022, respectively).
[3]	The balance is due to advances received during the fourth quarter of 2022 relating to an earthmoving mining sector project valued at US$ 87.3 million (approximately S/ 333.1 million), which commenced operations at the end of 2022. The balance as of December 31, 2023, is S/ 35.9 million (S/ 33.2 million in 2022) which will be applied according to the degree of progress).
[4]	Corresponds to advances received for 20% of the private lump sum construction contract for the construction of the Parque Arauco La Molina shopping center, the amount of the contract is S/ 119.7 million.
[5]	Design and construction project for improvements to the Ripios plant of Minera Spence, lump sum EPC contract. The balance as of December 31, 2023, is S/ 2.5 million (S/ 12.5 million as of December 31, 2022).
[6]	Corresponds to advances received from Minera Teck for the Quebrada Blanca project, for construction and assembly work on the Pebble crushing mill, which have been applied with invoicing through approved payment statements.